Changes in Allowance for Accounts Receivable (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	8	5	2
Provision for allowances	6	21	5
Reversal of previous provision
Write-offs	(5)	(18)	(2)
Balance at end of year	9	8	5